Share-based compensation - Summary of Options Measured At Fair Value, Valuation Assumptions (Detail) - $ / shares	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility	44.41%	43.49%
Risk-free interest rate	0.94%	0.87%
Expected dividend yield	0.00%	0.00%
Contractual term (in years)	10 years	10 years
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise multiple	$ 2.8	$ 2.8
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise multiple	$ 2.2	$ 2.2